Repossessed Assets Acquired In Settlement Of Loans	12 Months Ended
Dec. 31, 2019
Other Real Estate, Foreclosed Assets, and Repossessed Assets [Abstract]
Repossessed Assets Acquired in Settlement of Loans
Other Real Estate Owned

The Bank owned $678,000 and $722,000 in OREO at December 31, 2019 and 2018, respectively. Transactions in OREO for the years ended December 31, 2019, 2018 and 2017 are summarized below.

	2019	2018	2017
Balance, beginning of year	$722,442	$1,115,671	$2,721,214
Additions	832,800	435,550	580,748
Sales	(855,502)	(772,779)	(2,028,170)
Write-downs	(22,000)	(56,000)	(158,121)
Balance, end of year	$677,740	$722,442	$1,115,671

There were no mortgage loans collateralized by residential real estate property in the process of foreclosure at December 31, 2019 compared to $320,000 at December 31, 2018.